RETIREMENT PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
RETIREMENT PLAN

NOTE 12 – RETIREMENT PLAN

The Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. For the nine months ending September 30, 2018 and 2017, a contribution of $16,564 and $15,181 was charged to expense for all eligible non-executive participants. For the three months ending September 30, 2018 and 2017, a contribution of $6,801 and $5,382 was charged to expense for all eligible non-executive participants.

NOTE 11 – RETIREMENT PLAN

The Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. A contribution of $15,873 was charged to expense and accrued for the year ending December 31, 2017 to all eligible non-executive participants. A contribution of $20,000 was charged to expense and accrued for the year ending December 31, 2016 to all eligible non-executive participants. There were no contributions charged to expense in 2015.